Earnings/(Loss) per Share ("EPS") - Computation of Basic and Diluted Earnings per Share (Detail) ₨ / shares in Units, $ / shares in Units, ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2021 INR (₨) ₨ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2020 INR (₨) ₨ / shares shares		Mar. 31, 2019 INR (₨) ₨ / shares shares
Basic earnings/(loss) per share:
Profit/(Loss) for the year attributable to equity holders of the parent		₨ 112,883	$ 1,544	₨ (61,248)		₨ 49,775
Weighted average number of ordinary shares for basic earnings per share	[1]	3,704,196,924	3,704,196,924	3,702,554,614		3,705,502,141
Earnings/(Loss) per share (INR / USD) | (per share)		₨ 30.47	$ 0.42	₨ (16.54)		₨ 13.43
Diluted earnings/(loss) per share:
Profit/(Loss) for the year attributable to equity holders of the parent		₨ 112,883	$ 1,544	₨ (61,248)		₨ 49,775
Adjusted weighted average number of ordinary shares for diluted earnings per share	[1]	3,727,544,981	3,727,544,981	3,702,554,614	[2]	3,721,449,633
Earnings/(Loss) per share (INR / USD) | (per share)	[2]	₨ 30.28	$ 0.41	₨ (16.54)		₨ 13.38

[1]	After excluding the impact of treasury shares
[2]	Potential dilutive shares have been considered as anti dilutive for year ended March 31, 2020.